Business Segment and Geographical Information - Schedule of Distribution of Depreciation and Amortization by Geographical Area (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Long-lived assets	$ 473,527	$ 534,567
Ireland
Segment Reporting Information [Line Items]
Long-lived assets	121,020	118,253
Rest of Europe
Segment Reporting Information [Line Items]
Long-lived assets	97,600	121,174
U.S.
Segment Reporting Information [Line Items]
Long-lived assets	208,479	239,828
Rest of World
Segment Reporting Information [Line Items]
Long-lived assets	$ 46,428	$ 55,312